Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	₺ 107,116,184	₺ 93,486,846	[1]	₺ 108,599,644	[1]
Profit for the year from continuing operations	10,562,572	6,036,486	[1]	6,416,898	[1]
Income tax expense	(4,675,891)	(2,785,265)	[1]	900,339	[1]
Finance income	(12,663,682)	(3,957,684)	[1]	(11,527,996)	[1]
Finance costs	19,931,617	11,949,156	[1]	21,308,035	[1]
Other income	(882,782)	(348,611)	[1]	(356,404)	[1]
Other expenses	5,648,334	1,406,976	[1]	2,010,123	[1]
Monetary (gain) loss	(3,816,872)	(7,767,102)	[1]	(4,804,527)	[1]
Depreciation and amortization	31,298,993	32,595,996		31,188,016
Share of loss/(gain) of equity accounted investees	(1,525,175)	(522,221)	[1]	(191,303)	[1]
Adjusted EBITDA	43,877,114	36,607,731		44,943,181
IFRS 9 impairment loss provision	(1,008,164)	(621,978)	[1]	(847,035)	[1]
Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	91,170,422	77,536,602		89,428,218
Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	2,474,574	2,434,151		2,389,092
Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	4,153,403	3,280,539		3,348,081
All other segments [member]
Disclosure of operating segments [line items]
Revenue	9,317,785	10,235,554		13,434,253
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	91,952,843	77,951,747		90,008,603
Adjusted EBITDA	40,663,472	32,770,610		40,815,431
IFRS 9 impairment loss provision	(920,417)	(557,550)		(803,560)
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	2,625,686	2,673,057		2,667,171
Adjusted EBITDA	972,856	891,194		859,130
IFRS 9 impairment loss provision	(6,055)	(5,003)		(8,632)
Operating segments [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	4,568,674	3,545,379		3,550,776
Adjusted EBITDA	1,607,534	1,749,526		2,119,639
IFRS 9 impairment loss provision	(81,981)	(57,339)		(31,771)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	10,161,753	13,558,486		15,775,237
Adjusted EBITDA	887,860	1,298,333		1,305,889
IFRS 9 impairment loss provision	289	(2,086)		(3,072)
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Revenue	(2,192,772)	(4,241,823)		(3,402,143)
Adjusted EBITDA	(254,608)	(101,932)		(156,908)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	(782,421)	(415,145)		(580,385)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	(151,112)	(238,906)		(278,079)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	(415,271)	(264,840)		(202,695)
Intersegment eliminations [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	₺ (843,968)	₺ (3,322,932)		₺ (2,340,984)

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations